UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	October 1, 2011 — March 31, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)
PGSIX

Putnam U.S. Government Income Trust

Semiannual report
3|31|12

A world of investing.™

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
U.S. Government
Income Trust

Semiannual report
3 | 31 | 12

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio managers	5

Your fund’s performance	10

Your fund’s expenses	12

Terms and definitions	14

Other information for shareholders	15

Financial statements	16

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government. Unlike bonds, bond funds have ongoing fees and expenses. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry.

Message from the Trustees

Dear Fellow Shareholder:

After a quarter century of trending lower, U.S. Treasury rates have shown some upward movement on signs of an improving economy during the past few months. Greece’s successful debt restructuring and some better-than-expected economic data in the United States have helped to coax investors off the sidelines and back into the markets. While we believe the historic bull market in government debt is likely near its close, fixed-income markets today continue to offer myriad investing opportunities.

Investing in fixed-income markets, however, requires particular expertise and the capacity for deep security-level research. We believe Putnam’s veteran fixed-income team is well suited to that task, and offers a long-term track record of uncovering attractive opportunities across all sectors of the bond markets.

In other news, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

About the fund

Seeking opportunities through mortgage-backed securities

Home ownership is the most common way to invest in the real estate market, but it is not the only way. It is also possible for individuals to invest in the mortgages used to finance homes and businesses through instruments called mortgage-backed securities (MBS).

Since 1984, Putnam U.S. Government Income Trust has invested in some of the highest-quality MBS with the goal of maximizing income. However, investing in MBS carries certain risks. As a result, your fund’s team of experienced analysts uses proprietary models to seek out investment opportunities, while striving to maintain an appropriate amount of risk for the fund.

MBS are essentially securities that represent a stake in the principal from, and interest paid on, a collection of mortgages. Most MBS are created when government agencies or government-sponsored entities, including Fannie Mae, Ginnie Mae, and Freddie Mac, buy mortgages from financial institutions, such as banks or credit unions, and package them together by the thousands. These pools of mortgages act as collateral for the MBS that government-sponsored entities sell to different investors, including Putnam U.S. Government Income Trust.

By seeking opportunities among MBS, your fund’s managers seek higher returns than Treasuries can typically offer, but with less volatility than stocks.

Understanding mortgage-related securities

MBS (Mortgage-backed securities): MBS are pools of mortgages used as collateral for issuing a security. These securities represent claims on the principal and interest payments made by the borrowers whose loans are in the pool.

Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corporation): Formerly public companies, Fannie Mae and Freddie Mac were placed under conservatorship by the U.S. government in September 2008 and are now controlled by the Federal Housing Finance Agency. Both companies buy mortgages from primary lenders (savings and loans, commercial banks, credit unions, and housing finance agencies) and develop MBS that may carry an explicit government guarantee on the payment of principal and interest.

Ginnie Mae (Government National Mortgage Association): Ginnie Mae is a government-owned corporation established in 1968 whose MBS are backed by the full faith and credit of the U.S. government.

CMOs (Collateralized mortgage obligations): CMOs are structured mortgage-backed securities that use pools of MBS, or mortgage loans themselves, as collateral and carve the cash flows into different classes to meet the needs of various investors.

2	3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. See pages 5 and 10–11 for additional performance information. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

Interview with your fund’s portfolio managers

What was the market environment like for your investment strategy during the six months ended March 31, 2012?

Michael: The first half of the period was challenging for our investment approach, but the environment improved considerably during the second half. In the first three months, worries about the sovereign debt crisis in Europe and the prospects for it spreading from the periphery of that continent to its core weighed on the market. Additionally, in the government-agency mortgage-backed securities [agency pass-through] market, investors were concerned that further intervention by the federal government could influence refinancing activity in ways that would adversely impact prepayment rates. Because of these concerns, yields on securitized mortgage-backed securities, such as interest-only collateralized mortgage obligations [IO CMOs], widened versus U.S. Treasuries, indicating increased investor caution.

The market remained volatile until December, when the European Central Bank introduced its Long-Term Refinancing Operation [LTRO]. LTRO provided much-needed stability to global credit markets by substantially reducing the risk that a major European bank would suddenly fail because it ran out of money. In early 2012, investors increasingly realized that the Obama administration’s Home Affordable Refinance Program, or HARP, wasn’t likely to hamper agency

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/12. See pages 4 and 10–11 for additional fund performance information. Index descriptions can be found on pages 14–15.

pass-throughs and IO CMOs as much as initially feared, and yield spreads for these securities tightened, signaling a reduced level of caution. By way of background, HARP was launched in 2009 to help homeowners who owed more on their mortgages than their homes were worth. The program was modified in November 2011 to allow more borrowers to qualify.

Against this backdrop, the fund trailed its benchmark and the average return of its Lipper peer group.

What factors hampered the fund’s results versus its benchmark?

Daniel: Given the low level of Treasury yields and expectations for modestly improving economic growth, we took a cautious approach toward interest-rate risk by keeping the fund’s duration — a key measure of interest-rate sensitivity — shorter than that of the benchmark. However, this positioning, which can be beneficial when rates are rising, hurt performance as longer-term yields declined during most of the period and the yield curve flattened. Rates moved higher in January, and our short-duration strategy helped performance, but not enough to fully offset its adverse impact for the period as a whole.

Which holdings helped the fund’s relative performance?

Daniel: Solid security selection among agency pass-throughs contributed the most versus the index. We favored bonds in two categories: lower-coupon pass-throughs and pass-throughs backed by mortgages issued after the HARP cut-off date, both of which carried lower levels of prepayment risk. Allow me to explain.

Lower-coupon pass-throughs are backed by loans carrying relatively low interest rates, which have a smaller probability of being refinanced, particularly if rates rise. Our strategy involved combining lower-coupon pass-throughs with IO CMOs to synthetically create a higher-yielding position. Refinancing activity on the mortgage pools underlying the IO CMOs that we held was also low, as bank-lending standards remained fairly tight during the period, boosting the securities’ prices. All told, the fund benefited from the increased total return generated by this lower-coupon-pass-through/IO CMO structure, while holding securities that were largely immune from losing value due to refinancing and resulting prepayment.

Allocations are represented as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any. Holdings and allocations may vary over time. Percentages may not total 100% of net assets because cash may be set aside as collateral for certain securities holdings, such as to-be-announced (TBA) commitments.

Agency pass-throughs backed by mortgages issued after the HARP cut-off date were also less prepayment sensitive. When HARP was established, the government stipulated that loans originating before June 2009 would be eligible for the streamlined refinancing process offered under HARP, while mortgages created after this date would not be eligible. As a result, mortgages originating after June 2009 would be more cumbersome to refinance, and the securities created from these mortgage pools would have relatively slow prepayment rates.

The 2011 revisions to HARP — dubbed “HARP 2.0” — sought to correct the disparity created by the June 2009 cut-off date by making it easier for borrowers with lower credit ratings and mortgages with relatively high 6% to 6.5% rates to refinance. Our strategy was twofold: invest in pass-throughs issued after June 2009, which were created from mortgages not eligible for HARP treatment, and underweight higher-coupon pass-throughs, where prepayment speeds were likely to be much faster. Since the full effect of HARP 2.0 is yet to be felt throughout the market, the latter part of this strategy aided performance during only the final two months of the period.

By way of background, the fund holds both agency pass-throughs and to-be-announced commitments to purchase pass-throughs for a fixed price at a future date [TBAs]. Frequently, TBAs are more liquid than regular pass-throughs, and may represent a better value in terms of their total return potential. We prefer to hold cash or high-grade debt in amounts sufficient to meet our TBA commitments. As a result, it may appear that the fund has allocated a substantial portion of the portfolio to cash, while we are simply holding cash to collateralize our TBAs.

Credit qualities are shown as a percentage of net assets as of 3/31/12. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

Percentages may not total 100% of net assets because cash may be set aside as collateral for certain securities holdings, such as to-be-announced (TBA) commitments. Negative numbers represent an offset to this dual treatment of cash and securities.

Some readers may not be familiar with the critical role of prepayment risk when investing in mortgage-backed securities [MBS]. Could you provide an explanation?

Daniel: Sure. All MBS are subject to prepayment risk, because mortgage holders have the right to prepay their loans without penalty. A homeowner will prepay a mortgage by selling the property, refinancing the mortgage, or otherwise paying off the loan in part or whole. Fast prepayments are generally unwelcome for holders of MBS priced above their $100 par value. That’s because prepayment would result in the loss of the security’s price premium on the prepaid balance. For example, if a security is priced at $105 and, hypothetically speaking, all the borrowers prepay, investors would get back $100 on bonds that had been valued at $105.

How did you use derivatives during the period?

Michael: We used futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve. In addition, we employed interest-rate swaps and “swaptions” — which give us the option to enter into a swap contract — to hedge the interest-rate risk associated with our mortgage pass-through and IO CMO holdings.

What is your outlook for the months ahead?

Michael: As Daniel noted, at period-end we believed the full impact of HARP 2.0 was still working its way through the market. However, consistent with our positioning during the period, we plan to maintain the fund’s underweight in the high-coupon part of the agency pass-through market.

While the fund’s allocation to mortgage pass-throughs issued by the Government National Mortgage Association [Ginnie Mae] did not have as big an effect on relative performance during the period as some of our other holdings, we are positive about the prospects for Ginnie Maes going forward. Our optimism is based on the fact that refinancing activity on Ginnie Mae-backed mortgages is being restrained by an

This chart illustrates the fund’s composition by maturity, showing the percentage of holdings in different maturity ranges and how the composition has changed over the past six months. Holdings and maturity ranges will vary over time.

Percentages may not total 100% of net assets because cash may be set aside as collateral for certain securities holdings, such as to-be-announced (TBA) commitments. Negative numbers represent an offset to this dual treatment of cash and securities.

increase in mortgage-insurance premiums mandated by the Federal Housing Authority. Consequently, prepayment speeds on Ginnie Mae pass-throughs have slowed, making these securities more attractive on a relative basis, in our view.

Lastly, “Operation Twist,” the program launched last September in which the Federal Reserve has been selling short-term bonds and buying longer-term bonds, is scheduled to end this June, which could cause longer-term yields to move higher. With this possibility on the horizon, coupled with the prospect of continued modest economic growth, we plan to maintain the fund’s current short-duration posture and conservative stance toward interest-rate risk.

Thank you, Michael and Daniel, for bringing us up to date.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He has a B.A. from Cornell University. Michael joined Putnam in 1997 and has been in the investment industry since 1989.

Portfolio manager Daniel S. Choquette holds a B.A. from Yale University and a B.A. from the Royal Conservatory of Music. A CFA charterholder, he joined Putnam in 2002 and has been in the investment industry since 1997.

IN THE NEWS

Thirteen years after the 17-member eurozone adopted a single currency, Greece became the first member country to officially default. All three major ratings agencies — Standard & Poor’s, Moody’s Investors Service, and Fitch Ratings — have declared Greece to be in default on its sovereign debt. The majority of private holders of Greek bonds have agreed to exchange their existing bonds for new, longer-dated ones with lower interest rates and substantially lower face values. In addition to the country’s debt restructuring, sellers of credit-default swaps — a form of private insurance against default — have agreed to pay approximately $2.5 billion to settle their contracts. Both the debt restructuring and the credit-default swap settlement were completed without triggering a wave of deleveraging or a liquidity crisis within the European banking sector, thus avoiding the long-feared worst-case scenario for investors. Nonetheless, Europe’s structural imbalances likely will remain with us for some time.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2012, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 3/31/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/8/84)		(4/27/92)		(7/26/99)		(2/6/95)		(1/21/03)	(4/11/94)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Annual average
(life of fund)	7.18%	7.02%	6.32%	6.32%	6.35%	6.35%	6.86%	6.73%	6.88%	7.34%

10 years	73.43	66.43	61.27	61.27	60.12	60.12	69.83	64.32	68.03	77.32
Annual average	5.66	5.23	4.90	4.90	4.82	4.82	5.44	5.09	5.33	5.90

5 years	43.54	37.75	38.56	36.56	37.54	37.54	42.23	37.61	40.72	44.82
Annual average	7.50	6.62	6.74	6.43	6.58	6.58	7.30	6.59	7.07	7.69

3 years	32.20	26.93	29.48	26.48	28.75	28.75	31.66	27.35	30.85	32.95
Annual average	9.75	8.27	8.99	8.15	8.79	8.79	9.60	8.39	9.38	9.96

1 year	4.09	–0.08	3.28	–1.54	3.28	2.32	3.81	0.42	3.79	4.31

6 months	0.52	–3.48	0.16	–4.62	0.15	–0.81	0.39	–2.88	0.40	0.65

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

Comparative index returns For periods ended 3/31/12

	Barclays Capital GNMA Index	Lipper GNMA Funds category average*

Annual average (life of fund)	8.30%	7.36%

10 years	75.10	64.76
Annual average	5.76	5.11

5 years	38.53	35.30
Annual average	6.74	6.22

3 years	19.24	19.31
Annual average	6.04	6.04

1 year	7.66	6.31

6 months	1.66	1.46

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/12, there were 69, 69, 65, 56, 52, and 7 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 3/31/12

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.390		$0.340	$0.339	$0.372		$0.373	$0.408

Capital gains — Long-term	0.283		0.283	0.283	0.283		0.283	0.283

Capital gains — Short-term	0.027		0.027	0.027	0.027		0.027	0.027

Total	$0.700		$0.650	$0.649	$0.682		$0.683	$0.718

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

9/30/11	$14.25	$14.84	$14.18	$14.13	$14.29	$14.77	$14.11	$14.14

3/31/12	13.62	14.19	13.55	13.50	13.66	14.12	13.48	13.51

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Current yield (end of period)	charge	charge	value	value	charge	charge	value	value

Current dividend rate [1]	5.73%	5.50%	5.05%	5.07%	5.45%	5.27%	5.52%	6.04%

Current 30-day SEC yield [2]	N/A	1.13	0.45	0.43	N/A	0.91	0.92	1.42

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual operating expenses for the fiscal year
ended 9/30/11	0.85%	1.58%	1.60%	1.09%	1.10%	0.60%

Annualized expense ratio for the six-month period
ended 3/31/12	0.86%	1.59%	1.61%	1.10%	1.11%	0.61%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from October 1, 2011, to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$4.31	$7.96	$8.06	$5.51	$5.56	$3.06

Ending value (after expenses)	$1,005.20	$1,001.60	$1,001.50	$1,003.90	$1,004.00	$1,006.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2012, use the following calculation method. To find the value of your investment on October 1, 2011, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$4.34	$8.02	$8.12	$5.55	$5.60	$3.08

Ending value (after expenses)	$1,020.70	$1,017.05	$1,016.95	$1,019.50	$1,019.45	$1,021.95

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Terms and definitions

Important terms

Total return shows how the value of the fund’s  shares changed over time, assuming you  held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund  share plus the maximum sales charge levied  at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

•Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

•Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

•Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays Capital GNMA Index is an unmanaged index of Government National Mortgage Association bonds.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U. S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June  30, 2011, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2012, Putnam employees had approximately $353,000,000 and the Trustees had approximately $81,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

The fund’s portfolio 3/31/12 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (106.8%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (70.4%)
Government National Mortgage Association Adjustable Rate
Mortgages 1 5/8s, July 20, 2026	$29,447	$30,256

Government National Mortgage Association
Graduated Payment Mortgages
13 1/4s, December 20, 2014	7,468	8,269
12 3/4s, with due dates from December 15, 2013 to July 20, 2014	8,511	9,231
12 1/4s, with due dates from February 15, 2014 to March 15, 2014	16,286	17,401
11 1/4s, with due dates from September 15, 2015
to December 15, 2015	19,135	21,525
9 1/4s, with due dates from April 15, 2016 to May 15, 2016	14,270	15,784

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019	7,589	8,606
7 1/2s, October 20, 2030	118,657	139,688
7s, August 15, 2012	271	273
5 1/2s, August 15, 2035	996	1,113
5s, with due dates from May 20, 2033 to July 20, 2041	269,926,958	297,790,311
3 1/2s, TBA, April 1, 2042	784,000,000	817,197,539

		1,115,239,996
U.S. Government Agency Mortgage Obligations (36.4%)
Federal National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, April 1, 2042	561,000,000	576,076,875

		576,076,875

Total U.S. government and agency mortgage obligations (cost $1,688,080,544)		$1,691,316,871

U.S. TREASURY OBLIGATIONS (0.4%)*	Principal amount	Value

U.S. Treasury Inflation Protected Securities
2s, April 15, 2012 [i]	$2,010,889	$2,034,338
5/8s, April 15, 2013 [i]	1,993,790	2,052,228

U.S. Treasury Notes
4 1/4s, September 30, 2012 [i]	2,022,000	2,062,945
3/4s, March 31, 2013 [i]	250,000	251,282

Total U.S. treasury obligations (cost $6,400,793)		$6,400,793

MORTGAGE-BACKED SECURITIES (16.6%)*	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.82s, 2037	$644,960	$1,004,016
IFB Ser. 2976, Class LC, 23.534s, 2035	3,810,514	6,058,717
IFB Ser. 2979, Class AS, 23.387s, 2034	521,850	713,234
IFB Ser. 3072, Class SM, 22.91s, 2035	1,920,600	2,888,280
IFB Ser. 3072, Class SB, 22.764s, 2035	1,146,945	1,717,315
IFB Ser. 3249, Class PS, 21.477s, 2036	881,603	1,267,932
IFB Ser. 3065, Class DC, 19.135s, 2035	4,646,012	6,948,762
IFB Ser. 2990, Class LB, 16.328s, 2034	4,221,237	5,713,233
IFB Ser. 3031, Class BS, 16.121s, 2035	1,582,669	2,104,578
IFB Ser. 3934, Class SA, IO, 6.158s, 2041	11,295,685	2,027,350
IFB Ser. 3922, Class CS, IO, 5.858s, 2041	25,805,175	3,865,951
IFB Ser. 3751, Class SB, IO, 5.798s, 2039	24,286,351	3,673,311

MORTGAGE-BACKED SECURITIES (16.6%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 3852, Class TB, 5.758s, 2041	$5,027,597	$5,133,629
IFB Ser. 4001, Class NS, IO, 5.758s, 2039	22,997,661	4,175,513
Ser. 4018, Class DI, IO, 4 1/2s, 2041	9,679,361	1,528,274
Ser. 3747, Class HI, IO, 4 1/2s, 2037	1,020,417	127,186
Ser. 3768, Class MI, IO, 4s, 2035	25,237,001	2,597,703
Ser. 3738, Class MI, IO, 4s, 2034	37,172,333	3,195,086
FRB Ser. T-57, Class 2A1, 3.528s, 2043	36,745	36,744
FRB Ser. T-59, Class 2A1, 3.192s, 2043	19,765	19,585
Ser. T-8, Class A9, IO, 0.486s, 2028	3,306,027	26,861
Ser. T-59, Class 1AX, IO, 0.276s, 2043	7,555,006	75,255
Ser. T-48, Class A2, IO, 0.212s, 2033	10,788,484	69,957
Ser. 3369, Class BO, PO, zero %, 2037	35,958	32,741
Ser. 3327, Class IF, IO, zero %, 2037	9,918	1
Ser. 3439, Class AO, PO, zero %, 2037	12,906	12,905
Ser. 3391, PO, zero %, 2037	115,511	100,542
Ser. 3300, PO, zero %, 2037	423,644	386,944
Ser. 3314, PO, zero %, 2036	188,491	173,970
Ser. 3206, Class EO, PO, zero %, 2036	25,893	23,388
Ser. 3175, Class MO, PO, zero %, 2036	290,925	261,992
Ser. 3210, PO, zero %, 2036	30,491	27,912
Ser. 3145, Class GK, PO, zero %, 2036	57,785	52,006
Ser. 3124, Class DO, PO, zero %, 2036	76,195	65,186
Ser. 3075, PO, zero %, 2035	131	131
Ser. 2947, Class AO, PO, zero %, 2035	3,188	3,108
Ser. 2684, PO, zero %, 2033	572,723	546,762
Ser. 2777, Class OE, PO, zero %, 2032	118,150	115,821
FRB Ser. T-54, Class 2A, IO, zero %, 2043	4,368,873	683
FRB Ser. 3326, Class YF, zero %, 2037	42,493	39,765
FRB Ser. 3117, Class AF, zero %, 2036	45,844	38,394
FRB Ser. 3092, Class FA, zero %, 2035	39,722	39,094
FRB Ser. 3326, Class WF, zero %, 2035	226,742	195,630
FRB Ser. 3036, Class AS, zero %, 2035	62,687	53,114
FRB Ser. 2984, Class FL, zero %, 2035	19,321	19,006

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.45s, 2036	1,816,700	3,211,868
IFB Ser. 05-74, Class NK, 26.291s, 2035	2,657,226	4,566,550
IFB Ser. 06-8, Class HP, 23.68s, 2036	1,246,774	2,021,394
IFB Ser. 07-53, Class SP, 23.314s, 2037	1,663,434	2,523,080
IFB Ser. 08-24, Class SP, 22.397s, 2038	6,348,921	9,335,449
IFB Ser. 05-122, Class SE, 22.254s, 2035	1,444,317	2,105,638
IFB Ser. 05-75, Class GS, 19.525s, 2035	991,445	1,393,898
IFB Ser. 05-106, Class JC, 19.374s, 2035	1,683,829	2,571,561
IFB Ser. 05-83, Class QP, 16.765s, 2034	606,357	824,646
IFB Ser. 11-4, Class CS, 12.417s, 2040	5,966,899	6,921,603
IFB Ser. 12-14, Class JS, IO, 6.408s, 2030	9,741,237	1,911,620
IFB Ser. 12-30, Class SB, IO, 6.3s, 2041	12,345,000	2,575,661
IFB Ser. 12-3, Class SD, IO, 6.268s, 2042	11,295,772	2,159,865
IFB Ser. 12-14, Class SA, IO, 6.258s, 2042	8,031,943	1,661,889
IFB Ser. 11-27, Class AS, IO, 6.238s, 2041	11,623,674	1,764,125
IFB Ser. 12-30, Class BS, IO, 6.2s, 2042	9,708,000	2,012,857

MORTGAGE-BACKED SECURITIES (16.6%)* cont.	Principal amount	Value

Federal National Mortgage Association
Ser. 12-30, Class TI, IO, 4 1/2s, 2041	$5,282,000	$1,076,366
Ser. 12-30, Class PI, IO, 4s, 2042	30,594,625	5,517,741
FRB Ser. 04-W7, Class A2, 3.653s, 2034	15,157	15,818
FRB Ser. 03-W14, Class 2A, 3.602s, 2043	35,446	34,885
FRB Ser. 03-W3, Class 1A4, 3.408s, 2042	60,392	59,670
FRB Ser. 04-W2, Class 4A, 3.185s, 2044	34,180	34,096
FRB Ser. 03-W11, Class A1, 3.128s, 2033	2,715	2,775
Ser. 98-W5, Class X, IO, 0.938s, 2028	2,441,519	99,950
Ser. 98-W2, Class X, IO, 0.906s, 2028	5,867,358	275,032
FRB Ser. 07-95, Class A3, 0.492s, 2036	13,676,000	12,581,920
Ser. 03-W1, Class 2A, IO, zero %, 2042	9,358,229	731
Ser. 08-53, Class DO, PO, zero %, 2038	707,483	596,521
Ser. 07-64, Class LO, PO, zero %, 2037	268,319	244,374
Ser. 07-44, Class CO, PO, zero %, 2037	507,371	447,871
Ser. 07-14, Class KO, PO, zero %, 2037	50,409	45,126
Ser. 06-125, Class OX, PO, zero %, 2037	18,609	17,363
Ser. 06-62, Class KO, PO, zero %, 2036	10530	10276
Ser. 06-84, Class OT, PO, zero %, 2036	19,901	18,303
Ser. 06-46, Class OC, PO, zero %, 2036	35,624	31,900
Ser. 08-36, Class OV, PO, zero %, 2036	119,674	103,135
Ser. 04-61, Class CO, PO, zero %, 2031	172,842	171,670
Ser. 03-23, Class QO, PO, zero %, 2032	35,156	34,594
Ser. 1988-12, Class B, zero %, 2018	12,341	11,600
FRB Ser. 06-104, Class EK, zero %, 2036	6,223	6,037
FRB Ser. 05-45, Class FG, zero %, 2035	7,083	7,048
FRB Ser. 06-9, Class FG, zero %, 2033	7,393	7,319

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.497s, 2041	11,735,116	17,786,563
IFB Ser. 10-158, Class SD, 14.275s, 2040	2,266,000	3,029,438
IFB Ser. 11-70, Class WS, 9.217s, 2040	3,909,000	4,215,817
IFB Ser. 11-72, Class SE, 7.082s, 2041	16,383,286	16,285,171
IFB Ser. 11-56, Class MS, 6.829s, 2041	10,381,992	11,089,213
IFB Ser. 11-56, Class SG, 6.829s, 2041	5,835,283	6,262,076
IFB Ser. 11-81, Class SB, IO, 6.463s, 2036	21,798,685	4,149,816
IFB Ser. 11-61, Class CS, IO, 6.438s, 2035	7,159,205	1,108,003
IFB Ser. 10-85, Class SD, IO, 6.408s, 2038	9,459,240	1,602,963
IFB Ser. 09-103, Class SW, IO, 6.158s, 2037	24,406,529	2,851,659
IFB Ser. 10-20, Class SC, IO, 5.908s, 2040	25,215,201	4,251,535
IFB Ser. 10-115, Class TS, IO, 5.858s, 2038	14,969,884	2,299,973
IFB Ser. 11-70, Class SN, IO, 5.658s, 2041	3,260,000	946,052
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	12,471,571	2,159,141
Ser. 11-81, Class PI, IO, 4 1/2s, 2037	21,424,541	2,627,506
Ser. 10-116, Class QI, IO, 4s, 2034	13,564,726	1,381,819
Ser. 11-116, Class BI, IO, 4s, 2026	10,616,072	1,238,683
Ser. 11-H22, Class FI, IO, 1.615s, 2061	33,332,660	2,333,286
Ser. 11-70, PO, zero %, 2041	59,803,029	47,113,418
Ser. 10-151, Class KO, PO, zero %, 2037	3,920,321	3,528,485
Ser. 06-36, Class OD, PO, zero %, 2036	39,967	37,179
Ser. 06-64, PO, zero %, 2034	88,551	84,567
FRB Ser. 07-16, Class YF, zero %, 2037	16,056	15,994

MORTGAGE-BACKED SECURITIES (16.6%)* cont.	Principal amount	Value

GSMPS Mortgage Loan Trust 144A
Ser. 98-2, IO, 0.452s, 2027	$894,644	$70
Ser. 98-3, IO, 0.301s, 2027	1,086,692	20,248
Ser. 99-2, IO, zero %, 2027	1,615,841	21,019
Ser. 98-4, IO, zero %, 2026	1,262,730	41,285

Total mortgage-backed securities (cost $241,370,350)		$262,652,371

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.5%)*	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.375% versus the three month
USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	$4,017,700	$944,589

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.375% versus the three month
USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	4,017,700	252,155

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.46% versus the three month
USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	4,017,700	993,384

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.46% versus the three month
USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	4,017,700	236,048

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	51,265,000	5,445,368

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	51,265,000	2,324,458

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	31,631,000	2,041,528

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	31,631,000	2,041,528

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	31,631,000	754,874

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	31,631,000	754,874

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	48,383,000	6,252,535

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	$48,383,000	$1,780,301

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	Jul-16/4.74	48,383,000	6,471,855

Option on an interest rate swap with Citibank,
N.A. for the right to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA
maturing July 2026.	Jul-16/4.74	48,383,000	1,702,356

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 5.11% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/5.11	35,695,000	519,933

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	55,938,000	4,779,119

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	55,938,000	963,252

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	55,938,000	4,874,381

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	55,938,000	943,227

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	52,592,000	4,475,001

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	52,592,000	4,475,001

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	52,592,000	905,529

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	52,592,000	905,529

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	2,309,000	202,093

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	$2,309,000	$38,567

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.8625% versus the three month
USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	5,564,000	34,886

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.855 versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	5,564,000	33,106

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	6,200,000	235,910

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	6,200,000	119,970

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	5,623,000	502,415

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	5,623,000	210,581

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.845 versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	5,564,000	30,491

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.835 versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	5,564,000	27,876

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	6,200,000	223,324

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	6,200,000	111,228

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.82% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	5,564,000	25,483

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	6,200,000	209,746

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	$6,200,000	$100,874

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.193% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	14,466,000	186,756

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	6,200,000	196,912

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	6,200,000	91,264

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	5,623,000	436,682

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	5,623,000	149,740

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.169% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	14,466,000	159,560

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	6,200,000	181,350

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.9475% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	38,635,000	176,948

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	6,200,000	78,492

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.73% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.73	30,481,200	1,195,473

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 2.73% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.73	30,481,200	324,015

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.144% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	14,466,000	130,917

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	$36,968,105	$3,326,760

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	36,968,105	83,548

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	30,806,754	3,174,328

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	30,806,754	2,747,654

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	30,806,754	68,083

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	30,806,754	46,210

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	12,322,702	1,259,257

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	12,322,702	17,991

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	30,806,754	3,232,553

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.1825% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	5,332,000	52,467

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	30,806,754	40,357

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	28,880,700	3,039,405

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	28,880,700	35,234

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	$30,737,464	$3,101,717

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	30,737,464	41,496

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	4,507

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	4,507

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	5,564,000	4,507

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	4,507

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	5,564,000	4,507

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	6,200,000	163,804

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	6,200,000	64,976

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 2.1075% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	25,854,000	179,168

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.1075% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	25,854,000	179,168

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.11875% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	25,854,000	185,115

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	14,466,000	101,117

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.105% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.105	$21,872,000	$645,443

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.105% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.105	21,872,000	125,327

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	5,564,000	2,337

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	5,564,000	2,337

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	5,564,000	2,337

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	5,564,000	2,337

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	5,564,000	2,337

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	6,200,000	145,824

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	6,200,000	50,530

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.10% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.10	21,872,000	630,570

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.10% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.10	21,872,000	113,078

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	5,623,000	348,851

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	5,623,000	69,669

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.095% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.095	$21,872,000	$615,478

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.095% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.095	21,872,000	100,611

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.096% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	14,466,000	66,978

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.09% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.09	21,872,000	600,605

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.09% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.09	21,872,000	88,144

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.095% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.095	21,872,000	573,484

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.095% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.095	21,872,000	82,895

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.09% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.09	21,872,000	557,299

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.09% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.09	21,872,000	69,772

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	6,200,000	123,814

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	6,200,000	31,496

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.074% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.074	14,466,000	32,982

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.35% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35	5,332,000	55,346

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.861% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	$5,564,000	$278

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.861% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	5,564,000	278

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 1.861% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.861	5,564,000	278

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.861% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.861	5,564,000	278

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.861% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.861	5,564,000	278

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.15% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	6,200,000	98,828

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 2.3475% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475	5,868,000	51,814

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 2.3475% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475	5,868,000	29,809

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.15% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	6,200,000	9,982

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.998% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	25,691,000	2,055

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.998% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.998	25,691,000	2,055

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.9275% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	25,691,000	257

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.9275% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	25,691,000	257

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.5%)* cont.	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.9275% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	$25,691,000	$257

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.9275% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	25,691,000	257

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 1.9275% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	25,691,000	257

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.9275% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	25,691,000	257

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 2.015% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/2.015	5,134,000	51

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.765% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.765	12,836,000	13

Total purchased options outstanding (cost $94,703,134)			$86,751,847

SHORT-TERM INVESTMENTS (64.2%)*	Principal amount/shares	Value

Federal Home Loan Bank discount notes with an effective yield
of 0.073%, April 4, 2012	$50,000,000	$49,999,667

Federal Home Loan Mortgage Corp. discount notes with an
effective yield of 0.039%, April 2, 2012	8,910,000	8,909,990

Federal Home Loan Mortgage Corp. discount notes with an
effective yield of 0.030%, April 3, 2012	10,000,000	9,999,983

Federal Home Loan Mortgage Corp. discount notes with an
effective yield of 0.087%, April 18, 2012	5,000,000	4,999,788

Federal National Mortgage Association discount notes with an
effective yield of 0.088%, April 2, 2012	2,915,000	2,914,993

Federal National Mortgage Association discount notes with an
effective yield of 0.087%, April 18, 2012	16,600,000	16,599,295

Federal National Mortgage Association discount notes with an
effective yield of 0.065%, May 21, 2012	15,000,000	14,998,646

Interest in $336,173,000 joint tri-party repurchase agreement dated 3/30/12 with Citigroup Global Markets, Inc. due
4/2/12 — maturity value of $76,353,954 for an effective yield of 0.15% (collateralized by various mortgage-backed securities with coupon rates ranging from 0.00% to 5.50% and due dates
ranging from 7/1/19 to 3/1/42, valued at $342,896,460)	76,353,000	76,353,000

Interest in $100,000,000 joint tri-party repurchase agreement dated 3/30/12 with BNP Paribas due 4/2/12 — maturity value
of $95,001,108 for an effective yield of 0.14% (collateralized by various mortgage-backed securities with coupon rates
ranging from 1.382% to 6.557% and due dates ranging
from 12/1/16 to 7/1/46, valued at $102,000,001)	95,000,000	95,000,000

SHORT-TERM INVESTMENTS (64.2%)* cont.	Principal amount/shares	Value

Interest in $287,000,000 joint tri-party repurchase agreement dated 3/30/12 with Merrill Lynch & Co., Inc. due 4/2/12 —
maturity value of $76,000,887 for an effective yield of 0.14%
(collateralized by various mortgage-backed securities with
coupon rates ranging from 2.50% to 4.50% and due dates ranging
from 3/1/27 to 11/1/41, valued at $292,740,000)	$76,000,000	$76,000,000

Straight-A Funding, LLC commercial paper with an effective yield
of 0.178%, May 14, 2012	1,800,000	1,799,613

Straight-A Funding, LLC commercial paper with an effective yield
of 0.178%, May 3, 2012	15,000,000	14,997,600

Straight-A Funding, LLC commercial paper with an effective yield
of 0.148%, May 14, 2012	5,500,000	5,499,015

Straight-A Funding, LLC commercial paper with an effective yield
of 0.178%, May 1, 2012	25,000,000	24,996,250

U.S. Treasury bills zero %, April 19, 2012 [i]	283,000	283,000

U.S. Treasury bills with an effective yield of 0.064%, April 12, 2012	50,000,000	49,998,976

U.S. Treasury bills with effective yields ranging from
0.045% to 0.059%, April 19, 2012	125,000,000	124,996,375

U.S. Treasury bills with effective yields ranging from
0.110% to 0.110%, May 3, 2012 # ##	76,805,000	76,796,330

U.S. Treasury bills with effective yields ranging from
0.068% to 0.085%, June 28, 2012 ##	52,812,000	52,803,075

U.S. Treasury bills with effective yields ranging from
0.055% to 0.102%, July 26, 2012 # ##	71,940,000	71,921,080

U.S. Treasury bills with effective yields ranging from
0.077% to 0.104%, October 18, 2012 # ##	51,740,000	51,702,851

U.S. Treasury bills with effective yields ranging from
0.088% to 0.105%, November 15, 2012 ##	69,072,000	69,015,430

U.S. Treasury bills with effective yields ranging from
0.104% to 0.105%, December 13, 2012 # ##	50,822,000	50,772,550

Putnam Money Market Liquidity Fund 0.11% [e]	45,252,956	45,252,956

SSgA Prime Money Market Fund 0.12% P	19,869,000	19,869,000

Total short-term investments (cost $1,016,514,976)		$1,016,479,463

TOTAL INVESTMENTS

Total investments (cost $3,047,069,797)		$3,063,601,345

Key to holding’s abbreviations

FRB Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period

IFB Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.

IO Interest Only

PO Principal Only

TBA To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2011 through March 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $1,583,761,113.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

i Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts (Note 1).

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $944,365,140 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 3/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	620	$85,405,000	Jun-12	$(2,180,438)

U.S. Treasury Note 10 yr (Short)	585	75,748,359	Jun-12	846,271

Total				$(1,334,167)

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $68,363,658) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	$2,511,871	Sep-16/3.49	$155,887

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	2,511,871	Sep-16/3.49	172,716

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	4,831,610	Aug-16/4.35	532,753

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	27,908,714	Aug-16/4.17	666,041

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	27,908,714	Aug-16/4.17	1,801,284

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $68,363,658) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	$48,891,842	Aug-16/4.28	$2,216,854

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	48,891,842	Aug-16/4.28	5,193,291

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	8,886,571	Jul-16/4.67	326,990

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	8,886,571	Jul-16/4.67	1,148,412

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,554,629	Jul-16/4.80	224,411

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,554,629	Jul-16/4.80	900,357

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	19,848,328	Jun-16/5.12	289,250

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 2021.	19,531,262	Jun-16/4.89	315,449

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	19,407,254	Jun-16/4.575	362,430

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	19,848,328	Jun-16/4.12	1,276,764

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 2021.	19,531,262	Jun-16/4.39	1,434,239

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	19,407,254	Jun-16/4.575	1,550,892

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 5.02% versus
the three month USD-LIBOR-BBA maturing April 2026.	78,676,775	Apr-16/5.02	2,240,951

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 5.02% versus the
three month USD-LIBOR-BBA maturing April 2026.	78,676,775	Apr-16/5.02	12,121,495

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $68,363,658) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.3625% versus the three month USD-LIBOR-BBA
maturing January 2023.	$3,116,000	Jan-13/2.3625	$65,654

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.355% versus the three month USD-LIBOR-BBA
maturing December 2022.	3,116,000	Dec-12/2.355	64,408

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.345% versus the three month USD-LIBOR-BBA
maturing December 2022.	3,116,000	Dec-12/2.345	62,258

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.335% versus the three month USD-LIBOR-BBA
maturing November 2022.	3,116,000	Nov-12/2.335	60,045

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.32% versus the three month USD-LIBOR-BBA
maturing November 2022.	3,116,000	Nov-12/2.32	57,677

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.443% versus the three month USD-LIBOR-BBA
maturing October 2022.	11,128,000	Oct-12/2.443	259,950

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.419% versus the three month USD-LIBOR-BBA
maturing September 2022.	11,128,000	Sep-12/2.419	237,472

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4475% versus the three month USD-LIBOR-BBA
maturing August 2022.	26,645,000	Aug-12/2.4475	593,384

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	142,756,800	Aug-12/2.855	1,173,461

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	142,756,800	Aug-12/2.855	6,868,030

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	30,481,200	Aug-12/2.73	324,015

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	30,481,200	Aug-12/2.73	1,195,473

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.394% versus the three month USD-LIBOR-BBA
maturing August 2022.	11,128,000	Aug-12/2.394	213,212

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $68,363,658) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.6825% versus the three month USD-LIBOR-BBA
maturing July 2022.	$3,031,000	Jul-12/2.6825	$108,783

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	2,671,000	Jul-12/2.1714	24,386

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	2,671,000	Jul-12/2.1714	24,386

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	2,671,000	Jul-12/2.1714	24,386

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.1714% versus the
three month USD-LIBOR-BBA maturing July 2022.	2,671,000	Jul-12/2.1714	24,386

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA maturing July 2022.	2,671,000	Jul-12/2.1714	24,386

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.6075% versus the
three month USD-LIBOR-BBA maturing July 2022.	21,355,000	Jul-12/2.6075	653,249

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.6075% versus the three month USD-LIBOR-BBA
maturing July 2022.	21,355,000	Jul-12/2.6075	653,249

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.61875% versus the three month USD-LIBOR-BBA
maturing July 2022.	21,355,000	Jul-12/2.61875	667,344

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.372% versus the three month USD-LIBOR-BBA
maturing July 2022.	11,128,000	Jul-12/2.372	186,728

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	2,615,000	Jun-12/2.183	20,554

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	2,615,000	Jun-12/2.183	20,554

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA maturing June 2022.	2,615,000	Jun-12/2.183	20,554

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	2,615,000	Jun-12/2.183	20,554

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $68,363,658) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	$2,615,000	Jun-12/2.183	$20,554

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.346% versus the three month USD-LIBOR-BBA
maturing June 2022.	11,128,000	Jun-12/2.346	153,789

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing May 2022.	1,473,000	May-12/5.51	428,201

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.324% versus the three month USD-LIBOR-BBA
maturing May 2022.	11,128,000	May-12/2.324	115,731

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.60% versus the three month USD-LIBOR-BBA
maturing April 2022.	4,170,000	Apr-12/2.60	115,843

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.111% versus the three month USD-LIBOR-BBA
maturing April 2022.	3,950,000	Apr-12/2.111	5,491

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.111% versus the three month USD-LIBOR-BBA
maturing April 2022.	3,950,000	Apr-12/2.111	5,491

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.111% versus the
three month USD-LIBOR-BBA maturing April 2022.	3,950,000	Apr-12/2.111	5,491

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.111% versus
the three month USD-LIBOR-BBA maturing April 2022.	3,950,000	Apr-12/2.111	5,491

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.111%
versus the three month USD-LIBOR-BBA maturing
April 2022.	3,950,000	Apr-12/2.111	5,491

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.498% versus
the three month USD-LIBOR-BBA maturing April 2022.	20,553,000	Apr-12/2.498	388,246

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.498% versus the three month USD-LIBOR-BBA
maturing April 2022.	20,553,000	Apr-12/2.498	388,246

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	20,553,000	Apr-12/2.4275	271,094

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.4275%
versus the three month USD-LIBOR-BBA maturing
April 2022.	20,553,000	Apr-12/2.4275	271,094

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $68,363,658) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	$20,553,000	Apr-12/2.4275	$271,094

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.4275% versus the
three month USD-LIBOR-BBA maturing April 2022.	20,553,000	Apr-12/2.4275	271,094

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA maturing April 2022.	20,553,000	Apr-12/2.4275	271,094

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	20,553,000	Apr-12/2.4275	271,094

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate of
5.51% versus the three month USD-LIBOR-BBA
maturing May 2022.	1,473,000	May-12/5.51	1

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	15,112,294	May-16/5.11	220,126

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing May 2021.	16,957,889	May-16/4.86	276,329

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA maturing May 2021.	16,873,491	May-16/4.60	310,017

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	15,112,294	May-16/4.11	967,912

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing May 2021.	16,957,889	May-16/4.36	1,228,735

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing May 2021.	16,873,491	May-16/4.60	1,364,509

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 2021.	28,810,706	May-16/4.765	485,806

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing May 2021.	28,810,706	May-16/4.765	2,510,536

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	21,439,163	May-16/4.7575	360,092

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	32,739,828	May-16/4.745	553,205

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $68,363,658) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	$81,849,571	May-16/4.77	$1,367,133

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	21,439,163	May-16/4.7575	1,867,030

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	32,739,828	May-16/4.745	2,835,597

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	81,849,571	May-16/4.77	7,163,799

Total			$71,354,460

TBA SALE COMMITMENTS OUTSTANDING at 3/31/12 (proceeds receivable $626,132,109) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 3 1/2s,
April 1, 2042	$561,000,000	4/12/12	$576,076,875

Government National Mortgage Association 3 1/2s,
April 1, 2042	46,000,000	4/19/12	47,947,815

Total			$624,024,690

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$90,713,000	$—	3/23/14	3 month USD-
			LIBOR-BBA	0.643%	$113,786

108,759,000	—	3/23/17	1.4045%	3 month USD-
				LIBOR-BBA	(743,213)

32,265,000	—	3/23/22	2.388%	3 month USD-
				LIBOR-BBA	(310,781)

2,957,000	—	3/23/42	3.0995%	3 month USD-
				LIBOR-BBA	(30,931)

17,310,000	—	3/29/22	2.24312%	3 month USD-
				LIBOR-BBA	71,570

Barclay’s Bank, PLC
73,939,000	(184,848)	3/23/14	0.52%	3 month USD-
				LIBOR-BBA	(95,900)

3,327,000 E	—	4/11/22	2.265%	3 month USD-
				LIBOR-BBA	10,713

4,727,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	54,739

40,825,000	—	3/14/14	3 month USD-
			LIBOR-BBA	0.57%	(3,740)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
$21,342,000	$—	3/14/17	1.136%	3 month USD-
				LIBOR-BBA	$105,863

31,460,000	—	3/14/22	3 month USD-
			LIBOR-BBA	2.08%	(531,471)

3,158,000	—	3/14/42	2.84%	3 month USD-
				LIBOR-BBA	119,555

13,668,000	—	3/14/17	3 month USD-
			LIBOR-BBA	1.133%	(69,731)

15,935,000	—	3/14/22	2.078%	3 month USD-
				LIBOR-BBA	272,130

1,467,000	—	3/14/42	2.834%	3 month USD-
				LIBOR-BBA	57,324

8,238,000	—	3/14/22	3 month USD-
			LIBOR-BBA	2.0975%	(125,928)

61,840,000	—	3/15/22	3 month USD-
			LIBOR-BBA	2.18551%	(511,561)

558,447,000	—	3/15/14	0.5965%	3 month USD-
				LIBOR-BBA	(224,185)

470,650,000	—	3/15/17	3 month USD-
			LIBOR-BBA	1.1815%	(1,688,954)

488,581,000	—	3/15/22	2.1255%	3 month USD-
				LIBOR-BBA	6,732,158

1,490,000	—	3/15/42	3 month USD-
			LIBOR-BBA	2.8737%	(51,638)

6,088,000	—	3/19/19	3 month USD-
			LIBOR-BBA	1.8425%	30,885

5,725,000	—	3/19/14	3 month USD-
			LIBOR-BBA	0.624%	5,250

1,730,000	—	3/19/17	3 month USD-
			LIBOR-BBA	1.324%	5,364

8,188,000	—	3/19/22	2.33%	3 month USD-
				LIBOR-BBA	(37,547)

400,000	—	3/19/42	3.083%	3 month USD-
				LIBOR-BBA	(2,971)

954,000	—	3/19/19	3 month USD-
			LIBOR-BBA	1.835%	4,360

5,908,000	—	3/20/14	3 month USD-
			LIBOR-BBA	0.6362%	6,833

1,881,000	—	3/20/17	1.37%	3 month USD-
				LIBOR-BBA	(10,008)

29,000,000	—	3/20/22	3 month USD-
			LIBOR-BBA	2.39%	291,229

13,273,000	—	3/20/22	3 month USD-
			LIBOR-BBA	2.3975%	142,349

27,998,000	—	3/20/14	3 month USD-
			LIBOR-BBA	0.642%	35,509

9,992,000	—	3/20/17	3 month USD-
			LIBOR-BBA	1.386%	60,907

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
$40,236,000	$—	3/20/22	2.405%	3 month USD-
				LIBOR-BBA	$(459,374)

1,976,000	—	3/20/42	3.151%	3 month USD-
				LIBOR-BBA	(41,723)

4,188,000	—	3/21/14	3 month USD-
			LIBOR-BBA	0.628%	4,103

10,818,000	—	3/21/17	3 month USD-
			LIBOR-BBA	1.38%	62,188

15,003,000	—	3/21/22	2.374%	3 month USD-
				LIBOR-BBA	(127,896)

1,395,000	—	3/21/42	3.11%	3 month USD-
				LIBOR-BBA	(17,771)

3,096,000	—	3/21/22	2.45625%	3 month USD-
				LIBOR-BBA	(49,714)

16,255,000	—	3/21/14	0.63%	3 month USD-
				LIBOR-BBA	(16,585)

3,282,000	—	3/22/22	2.4425%	3 month USD-
				LIBOR-BBA	(48,307)

1,457,000	—	3/22/14	3 month USD-
			LIBOR-BBA	0.667%	2,528

5,395,000	—	3/22/22	2.465%	3 month USD-
				LIBOR-BBA	(90,553)

3,777,000	—	3/22/17	3 month USD-
			LIBOR-BBA	1.467%	37,525

529,000	—	3/22/42	3.173%	3 month USD-
				LIBOR-BBA	(13,443)

1,572,000	—	3/26/17	3 month USD-
			LIBOR-BBA	1.3675%	7,516

1,771,000	—	3/26/22	2.355%	3 month USD-
				LIBOR-BBA	(11,065)

1,472,000	—	3/27/22	2.305%	3 month USD-
				LIBOR-BBA	(2,415)

1,582,000	—	3/27/14	3 month USD-
			LIBOR-BBA	.609%	857

8,655,000	—	4/02/22	2.2325%	3 month USD-
				LIBOR-BBA	47,949

25,719,000	—	4/03/22	3 month USD-
			LIBOR-BBA	2.30%	15,689

Citibank, N.A.
1,887,000 E	—	10/7/21	3 month USD-
			LIBOR-BBA	3.0625%	(21,134)

4,727,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	54,739

154,837,000	—	3/23/14	3 month USD-
			LIBOR-BBA	0.646%	203,613

137,384,000	—	3/23/17	3 month USD-
			LIBOR-BBA	1.4259%	1,082,356

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
$280,677,000	$—	3/23/22	3 month USD-
			LIBOR-BBA	2.4285%	$3,747,355

20,717,000	—	3/23/42	3.1348%	3 month USD-
				LIBOR-BBA	(364,787)

1,494,000	—	3/23/14	3 month USD-
			LIBOR-BBA	0.643%	1,874

191,000	—	3/23/17	1.412%	3 month USD-
				LIBOR-BBA	(1,374)

765,000	—	3/23/22	2.407%	3 month USD-
				LIBOR-BBA	(8,703)

8,655,000	—	3/30/22	2.248%	3 month USD-
				LIBOR-BBA	32,488

Credit Suisse International
4,727,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	54,739

2,291,000 E	—	8/17/22	3 month USD-
			LIBOR-BBA	2.4475%	6,209

344,882,000	—	3/19/14	3 month USD-
			LIBOR-BBA	0.651%	502,134

179,049,000	—	3/19/17	1.377%	3 month USD-
				LIBOR-BBA	(1,018,424)

426,168,000	—	3/19/22	3 month USD-
			LIBOR-BBA	2.388%	4,225,439

4,191,000	—	3/19/42	3 month USD-
			LIBOR-BBA	3.1405%	79,905

7,791,000	—	3/19/42	3.075%	3 month USD-
				LIBOR-BBA	(45,297)

17,174,000	—	3/19/22	2.35125%	3 month USD-
				LIBOR-BBA	(112,193)

17,174,000	—	3/20/22	2.383%	3 month USD-
				LIBOR-BBA	(161,440)

Deutsche Bank AG
955,000 E	—	10/7/21	3 month USD-
			LIBOR-BBA	3.0475%	(11,317)

4,727,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	54,739

3,840,000 E	—	4/13/22	3 month USD-
			LIBOR-BBA	2.498%	68,966

19,118,000	—	3/01/14	0.5815%	3 month USD-
				LIBOR-BBA	(2,558)

541,319,000	—	3/05/14	3 month USD-
			LIBOR-BBA	0.567%	(74,310)

46,595,000	—	3/05/17	1.1673%	3 month USD-
				LIBOR-BBA	175,511

61,179,000	—	3/05/22	3 month USD-
			LIBOR-BBA	2.133%	(756,128)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$18,569,000	$—	3/05/42	2.856%	3 month USD-
				LIBOR-BBA	$697,027

26,562,700	—	3/12/22	3 month USD-
			LIBOR-BBA	2.092%	(443,039)

34,318,000	—	3/19/22	2.335%	3 month USD-
				LIBOR-BBA	(173,213)

15,670,000	—	4/03/17	3 month USD-
			LIBOR-BBA	1.291%	10,342

Goldman Sachs International
60,047,000	(1,667,805)	3/26/22	2.075%	3 month USD-
				LIBOR-BBA	(499,846)

4,727,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	54,739

3,840,000 E	—	4/13/22	3 month USD-
			LIBOR-BBA	2.498%	68,966

17,174,000	—	3/21/22	3 month USD-
			LIBOR-BBA	2.405%	195,154

11,634,000	—	3/22/14	0.6345%	3 month USD-
				LIBOR-BBA	(12,436)

35,268,000	—	3/22/17	1.4097%	3 month USD-
				LIBOR-BBA	(251,839)

81,664,000	—	3/22/22	3 month USD-
			LIBOR-BBA	2.413%	980,911

77,779,000	—	3/22/42	3 month USD-
			LIBOR-BBA	3.1405%	1,464,844

17,310,000	—	3/30/22	3 month USD-
			LIBOR-BBA	2.273125%	(25,151)

17,310,000	—	4/03/22	3 month USD-
			LIBOR-BBA	2.245%	(78,241)

JPMorgan Chase Bank NA
863,185,000	—	3/26/14	0.6275%	3 month USD-
				LIBOR-BBA	(792,586)

359,275,000	—	3/26/17	1.3425%	3 month USD-
				LIBOR-BBA	(1,278,127)

359,414,000	—	3/26/22	2.3245%	3 month USD-
				LIBOR-BBA	(1,237,788)

44,255,000	—	3/26/42	3.0525%	3 month USD-
				LIBOR-BBA	(30,315)

4,727,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	54,739

Total					$9,398,017

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$2,649,893	$—	1/12/41	4.00% (1 month	Synthetic TRS	$45,282
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

Barclay’s Bank, PLC
9,249,006	—	1/12/41	(5.00%) 1 month	Synthetic MBX	(15,808)
			USD-LIBOR	Index 5.00%
				30 year Ginnie
				Mae II pools

1,280,765	—	1/12/41	5.00% (1 month	Synthetic TRS	19,357
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

11,274,069	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(19,352)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

3,787,686	—	1/12/40	4.50% (1 month	Synthetic MBX	4,905
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

25,514,770	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(43,796)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

16,382,453	—	1/12/40	5.00% (1 month	Synthetic MBX	30,603
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

12,793,609	—	1/12/41	5.00% (1 month	Synthetic MBX	23,878
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

66,674,519	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(114,447)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

33,342,788	—	1/12/41	5.00% (1 month	Synthetic MBX	62,230
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,032,323	—	1/12/40	5.00% (1 month	Synthetic TRS	50,575
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

149,518,264	—	1/12/40	4.00% (1 month	Synthetic MBX	(382,959)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$57,085,380	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(97,987)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

42,111,581	—	1/12/41	5.00% (1 month	Synthetic MBX	78,595
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

16,546,202	—	1/12/40	4.00% (1 month	Synthetic MBX	(42,380)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

368,816	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(2,793)
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

368,816	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(2,793)
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

19,240,998	—	1/12/41	(4.00%)1 month	Synthetic TRS	(328,793)
			USD-LIBOR	Index 4.00%
				30 year Fannie Mae
				pools

6,964,539	—	1/12/41	3.50% (1 month	Synthetic MBX	(25,102)
			USD-LIBOR)	Index 3.50%
				30 year Fannie Mae
				pools

1,425,259	—	1/12/41	3.50% (1 month	Synthetic MBX	(5,137)
			USD-LIBOR)	Index 3.50%
				30 year Fannie Mae
				pools

5,181,202	—	1/12/41	4.50% (1 month	Synthetic TRS	76,956
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

1,633,906	—	1/12/40	4.00% (1 month	Synthetic TRS	32,014
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

15,805,652	—	1/12/41	4.50% (1 month	Synthetic MBX	27,861
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

885,815	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(6,708)
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$525,290	$—	1/12/40	4.50% (1 month	Synthetic TRS	$7,886
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

148,182	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(1,122)
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

7,021,595	—	1/12/34	(5.50%) 1 month	Synthetic TRS	(46,571)
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

24,094,147	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(41,358)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

448,068,074	—	1/12/41	5.00% (1 month	Synthetic MBX	765,834
			USD-LIBOR)	Index 5.00%
				30 year Ginnie
				Mae II pools

10,996,117	—	1/12/40	4.50% (1 month	Synthetic MBX	14,239
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

27,952,187	—	1/12/41	5.00% (1 month	Synthetic MBX	52,169
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,173,775	—	1/12/41	4.50% (1 month	Synthetic MBX	2,069
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

472,024	—	1/12/40	5.00% (1 month	Synthetic MBX	882
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,530,372	—	1/12/40	5.00% (1 month	Synthetic MBX	2,859
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,109,628	—	1/12/40	5.00% (1 month	Synthetic MBX	2,073
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

24,800,500	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(161,985)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$21,137,270	$—	1/12/39	5.50% (1 month	Synthetic TRS	$160,059
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

26,712,303	—	1/12/41	4.50% (1 month	Synthetic TRS	396,724
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

Citibank, N.A.
358,981	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(2,718)
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

Credit Suisse International
1,560,006	—	1/12/41	5.00% (1 month	Synthetic MBX	2,912
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

24,566,714	—	1/12/41	4.00% (1 month	Synthetic TRS	419,799
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

12,539,307	—	1/12/36	5.00% (1 month	Synthetic TRS	144,521
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

7,021,595	—	1/12/34	5.50% (1 month	Synthetic TRS	46,571
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

368,816	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(2,793)
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

4,759,099	—	1/12/42	4.00% (1 month	Synthetic TRS	84,289
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

4,759,099	—	1/12/42	4.00% (1 month	Synthetic MBX	(9,962)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,649,056	—	1/12/41	4.00% (1 month	Synthetic TRS	45,267
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$2,728,349	$47,320	1/12/40	(5.00%) 1 month	Synthetic TRS	$5,949
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

770,750	—	1/12/41	5.00% (1 month	Synthetic MBX	1,317
			USD-LIBOR)	Index 5.00%
				30 year Ginnie
				Mae II pools

Deutsche Bank AG
299,620	—	1/12/40	4.00% (1 month	Synthetic TRS	5,870
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

525,290	—	1/12/40	(4.50%)1 month	Synthetic TRS	(7,886)
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

253,806	—	1/12/40	5.00% (1 month	Synthetic TRS	4,233
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

850,616	—	1/12/41	4.50% (1 month	Synthetic MBX	301
			USD-LIBOR)	Index 4.50%
				30 year Ginnie
				Mae II pools

12,539,307	—	1/12/36	(5.00%) 1 month	Synthetic TRS	(144,521)
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

Goldman Sachs International
20,727,135	—	1/12/41	4.50% (1 month	Synthetic TRS	307,825
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

19,871,095	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(34,109)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

7,464,972	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(12,814)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

13,917,792	—	1/12/41	4.00% (1 month	Synthetic TRS	237,829
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

17,632,273	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(133,518)
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$13,944,929	$—	1/12/40	5.00% (1 month	Synthetic TRS	$232,585
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

267,937	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(2,029)
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

5,727,214	—	1/12/41	4.00% (1 month	Synthetic TRS	97,867
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

3,365,899	—	1/12/41	4.00% (1 month	Synthetic TRS	57,517
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

3,222,865	—	1/12/41	4.00% (1 month	Synthetic TRS	55,073
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

10,869,746	—	1/12/41	4.00% (1 month	Synthetic TRS	185,744
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

5,580,835	—	1/12/41	4.00% (1 month	Synthetic TRS	95,366
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

7,903,673	—	1/12/41	4.00% (1 month	Synthetic TRS	135,059
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

15,184,548	—	1/12/38	6.50% (1 month	Synthetic TRS	99,178
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

27,222,683	34,028	1/12/38	(6.50%) 1 month	Synthetic MBX	(12,699)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

561,610	6,932	1/12/40	(5.00%) 1 month	Synthetic TRS	(2,203)
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

1,009,222	(4,258)	1/12/38	(6.50%) 1 month	Synthetic MBX	(4,593)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$2,691,343	$(9,987)	1/12/38	(6.50%) 1 month	Synthetic MBX	$(10,417)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

2,395,114	(7,859)	1/12/38	(6.50%) 1 month	Synthetic MBX	(7,827)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

908,775	—	1/12/41	(4.00%) 1 month	Synthetic MBX	2,899
			USD-LIBOR	Index 4.00%
				30 year Ginnie
				Mae II pools

Total					$2,397,841

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$—	$262,652,371	$—

Purchased options outstanding	—	86,751,847	—

U.S. Government and agency mortgage obligations	—	1,691,316,871	—

U.S. Treasury obligations	—	6,400,793	—

Short-term investments	65,121,956	951,357,507	—

Totals by level	$65,121,956	$2,998,479,389	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(1,334,167)	$—	$—

Written options	—	(71,354,460)	—

TBA sale commitments	—	(624,024,690)	—

Interest rate swap contracts	—	11,250,670	—

Total return swap contracts	—	2,331,665	—

Totals by level	$(1,334,167)	$(681,796,815)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/12 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $3,001,816,841)	$3,018,348,389
Affiliated issuers (identified cost $45,252,956) (Notes 1 and 6)	45,252,956

Cash	19,268

Interest and other receivables	4,259,623

Receivable for shares of the fund sold	3,734,665

Receivable for investments sold	847,772

Receivable for sales of delayed delivery securities (Note 1)	633,773,874

Unrealized appreciation on swap contracts (Note 1)	26,240,689

Premium paid on swap contracts (Note 1)	1,874,757

Total assets	3,734,351,993

LIABILITIES

Payable for variation margin (Note 1)	450,703

Distributions payable to shareholders	3,644

Payable for investments purchased	863,927

Payable for purchases of delayed delivery securities (Note 1)	1,406,422,451

Payable for shares of the fund repurchased	3,991,883

Payable for compensation of Manager (Note 2)	540,227

Payable for investor servicing fees (Note 2)	200,382

Payable for custodian fees (Note 2)	37,359

Payable for Trustee compensation and expenses (Note 2)	405,110

Payable for administrative services (Note 2)	6,503

Payable for distribution fees (Note 2)	994,608

Written options outstanding, at value (premiums received $68,363,658) (Notes 1 and 3)	71,354,460

Premium received on swap contracts (Note 1)	88,280

Unrealized depreciation on swap contracts (Note 1)	14,444,831

TBA sale commitments, at value (proceeds receivable $626,132,109) (Note 1)	624,024,690

Collateral on certain derivative contracts, at value (Note 1)	26,552,793

Other accrued expenses	209,029

Total liabilities	2,150,590,880

Net assets	$1,583,761,113

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,622,250,791

Undistributed net investment income (Note 1)	22,863,787

Accumulated net realized loss on investments	(87,463,321)

Net unrealized appreciation of investments	26,109,856

Total — Representing net assets applicable to capital shares outstanding	$1,583,761,113

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,246,162,565 divided by 91,488,558 shares)	$13.62

Offering price per class A share (100/96.00 of $13.62)*	$14.19

Net asset value and offering price per class B share ($38,209,241 divided by 2,819,256 shares)**	$13.55

Net asset value and offering price per class C share ($156,793,173 divided by 11,611,535 shares)**	$13.50

Net asset value and redemption price per class M share ($24,261,828 divided by 1,776,111 shares)	$13.66

Offering price per class M share (100/96.75 of $13.66)†	$14.12

Net asset value, offering price and redemption price per class R share
($28,582,824 divided by 2,119,897 shares)	$13.48

Net asset value, offering price and redemption price per class Y share
($89,751,482 divided by 6,641,397 shares)	$13.51

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/12 (Unaudited)

INVESTMENT INCOME

Interest (including interest income of $13,874 from investments in affiliated issuers) (Note 6)	$24,158,181

Total investment income	24,158,181

EXPENSES

Compensation of Manager (Note 2)	3,238,152

Investor servicing fees (Note 2)	1,220,554

Custodian fees (Note 2)	32,420

Trustee compensation and expenses (Note 2)	70,207

Administrative services (Note 2)	20,681

Distribution fees — Class A (Note 2)	1,598,322

Distribution fees — Class B (Note 2)	184,124

Distribution fees — Class C (Note 2)	762,093

Distribution fees — Class M (Note 2)	61,852

Distribution fees — Class R (Note 2)	66,292

Other	298,596

Total expenses	7,553,293

Expense reduction (Note 2)	(2,342)

Net expenses	7,550,951

Net investment income	16,607,230

Net realized gain on investments (Notes 1 and 3)	23,191,106

Net realized loss on swap contracts (Note 1)	(140,090,174)

Net realized gain on futures contracts (Note 1)	1,886,858

Net realized gain on written options (Notes 1 and 3)	7,799,288

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	98,412,979

Net loss on investments	(8,799,943)

Net increase in net assets resulting from operations	$7,807,287

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/12*	Year ended 9/30/11

Operations:
Net investment income	$16,607,230	$48,586,385

Net realized gain (loss) on investments	(107,212,922)	75,512,942

Net unrealized appreciation (depreciation) of investments	98,412,979	(41,847,213)

Net increase in net assets resulting from operations	7,807,287	82,252,114

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(35,864,018)	(46,925,878)

Class B	(921,774)	(1,213,360)

Class C	(3,741,872)	(3,995,074)

Class M	(671,346)	(901,060)

Class R	(716,213)	(554,046)

Class Y	(2,321,066)	(2,067,202)

Net realized short-term gain on investments

Class A	(2,474,810)	(67,624,464)

Class B	(72,151)	(2,337,671)

Class C	(294,287)	(7,467,350)

Class M	(49,634)	(1,439,596)

Class R	(49,263)	(839,473)

Class Y	(140,783)	(3,110,189)

From net realized long-term gain on investments
Class A	(25,939,676)	(20,135,281)

Class B	(756,251)	(735,037)

Class C	(3,084,569)	(2,261,868)

Class M	(520,232)	(435,171)

Class R	(516,347)	(224,309)

Class Y	(1,475,619)	(794,310)

Increase in capital from settlement payments (Note 8)	—	259,229

Increase from capital share transactions (Note 4)	69,578,175	83,244,678

Total increase (decrease) in net assets	(2,224,449)	2,694,682

NET ASSETS

Beginning of period	1,585,985,562	1,583,290,880

End of period (including undistributed net investment
income of $22,863,787 and $50,492,846, respectively)	$1,583,761,113	$1,585,985,562

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
														of expenses
														to average	Ratio
	Net asset	Net	Net realized		From	From							Ratio	net assets	of net investment
	value,	investment	and unrealized	Total from	net	net realized			Non-recurring		Total return	Net assets,	of expenses	excluding	income (loss)	Portfolio
	beginning	income	gain (loss)	investment	investment	gain	Total	Redemption	reimburse-	Net asset value,	at net asset	end of period	to average	interest expense	to average	turnover
Period ended	of period	(loss) [a]	on investments	operations	income	on investments	distributions	fees	ments	end of period	value (%) [c]	(in thousands)	net assets (%) [d]	(%) [d]	net assets (%)	(%) [e]

Class A
March 31, 2012**	$14.25	.15	(.08)	.07	(.39)	(.31)	(.70)	—	—	$13.62	.52*	$1,246,163	.43*	.43*	1.09*	96*
September 30, 2011	15.00	.46	.31	.77	(.52)	(1.00)	(1.52)	—	— [b,l]	14.25	5.60	1,290,113.84		.84	3.16	496
September 30, 2010	14.50	.76	.54	1.30	(.75)	(.05)	(.80)	— [b]	— [b,f]	15.00	9.10	1,305,668	.86 [g,h]	.86 [g]	5.03 [g]	515
September 30, 2009	12.68	.62	1.82	2.44	(.62)	—	(.62)	— [b]	— [b,j]	14.50	19.92	1,129,477	1.23 [g,i]	.98 [g]	4.73 [g]	604
September 30, 2008	13.17	.73	(.63) [k]	.10	(.59)	—	(.59)	— [b]	—	12.68	.60 [k]	1,057,520	.96 [g]	.96 [g]	5.47 [g]	271
September 30, 2007	13.03	.57	.12	.69	(.55)	—	(.55)	— [b]	—	13.17	5.41	968,106	.99 [g]	.99 [g]	4.37 [g]	253

Class B
March 31, 2012**	$14.18	.10	(.08)	.02	(.34)	(.31)	(.65)	—	—	$13.55	.16*	$38,209	.80*	.80*	.72*	96*
September 30, 2011	14.93	.34	.33	.67	(.42)	(1.00)	(1.42)	—	— [b,l]	14.18	4.84	37,213	1.56	1.56	2.40	496
September 30, 2010	14.44	.66	.52	1.18	(.64)	(.05)	(.69)	— [b]	— [b,f]	14.93	8.27	50,676	1.57 [g,h]	1.57 [g]	4.44 [g]	515
September 30, 2009	12.62	.51	1.84	2.35	(.53)	—	(.53)	— [b]	— [b,j]	14.44	19.15	68,377	1.94 [g,i]	1.69 [g]	3.97 [g]	604
September 30, 2008	13.10	.63	(.62) [k]	.01	(.49)	—	(.49)	— [b]	—	12.62	(.06) [k]	85,571	1.67 [g]	1.67 [g]	4.78 [g]	271
September 30, 2007	12.96	.47	.12	.59	(.45)	—	(.45)	— [b]	—	13.10	4.63	84,146	1.74 [g]	1.74 [g]	3.62 [g]	253

Class C
March 31, 2012**	$14.13	.10	(.08)	.02	(.34)	(.31)	(.65)	—	—	$13.50	.15*	$156,793	.81*	.81*	.70*	96*
September 30, 2011	14.90	.34	.30	.64	(.41)	(1.00)	(1.41)	—	— [b,l]	14.13	4.71	143,059	1.59	1.59	2.40	496
September 30, 2010	14.44	.62	.53	1.15	(.64)	(.05)	(.69)	— [b]	— [b,f]	14.90	8.06	134,365	1.61 [g,h]	1.61 [g]	4.10 [g]	515
September 30, 2009	12.66	.53	1.77	2.30	(.52)	—	(.52)	— [b]	— [b,j]	14.44	18.75	56,171	1.98 [g,i]	1.73 [g]	4.05 [g]	604
September 30, 2008	13.15	.63	(.63) [k]	— [b]	(.49)	—	(.49)	— [b]	—	12.66	(.13) [k]	29,635	1.71 [g]	1.71 [g]	4.73 [g]	271
September 30, 2007	13.01	.47	.12	.59	(.45)	—	(.45)	— [b]	—	13.15	4.62	16,713	1.74 [g]	1.74 [g]	3.62 [g]	253

Class M
March 31, 2012**	$14.29	.13	(.08)	.05	(.37)	(.31)	(.68)	—	—	$13.66	.39*	$24,262	.55*	.55*	.97*	96*
September 30, 2011	15.03	.42	.33	.75	(.49)	(1.00)	(1.49)	—	— [b,l]	14.29	5.40	25,907	1.08	1.08	2.92	496
September 30, 2010	14.49	.73	.57	1.30	(.71)	(.05)	(.76)	— [b]	— [b,f]	15.03	9.13	28,380	1.10 [g,h]	1.10 [g]	4.83 [g]	515
September 30, 2009	12.68	.58	1.82	2.40	(.59)	—	(.59)	— [b]	— [b,j]	14.49	19.57	28,104	1.47 [g,i]	1.22 [g]	4.48 [g]	604
September 30, 2008	13.16	.70	(.63) [k]	.07	(.55)	—	(.55)	— [b]	—	12.68	.42 [k]	27,627	1.20 [g]	1.20 [g]	5.23 [g]	271
September 30, 2007	13.02	.54	.11	.65	(.51)	—	(.51)	— [b]	—	13.16	5.12	27,563	1.24 [g]	1.24 [g]	4.12 [g]	253

Class R
March 31, 2012**	$14.11	.13	(.08)	.05	(.37)	(.31)	(.68)	—	—	$13.48	.40*	$28,583	.56*	.56*	.94*	96*
September 30, 2011	14.88	.42	.30	.72	(.49)	(1.00)	(1.49)	—	— [b,l]	14.11	5.25	24,466	1.09	1.09	2.95	496
September 30, 2010	14.40	.69	.55	1.24	(.71)	(.05)	(.76)	— [b]	— [b,f]	14.88	8.77	12,358	1.11 [g,h]	1.11 [g]	4.57 [g]	515
September 30, 2009	12.64	.59	1.76	2.35	(.59)	—	(.59)	— [b]	— [b,j]	14.40	19.20	3,895	1.48 [g,i]	1.23 [g]	4.54 [g]	604
September 30, 2008	13.16	.70	(.67) [k]	.03	(.55)	—	(.55)	— [b]	—	12.64	.12 [k]	2,651	1.21 [g]	1.21 [g]	5.22 [g]	271
September 30, 2007	13.02	.54	.12	.66	(.52)	—	(.52)	— [b]	—	13.16	5.16	627	1.24 [g]	1.24 [g]	4.12 [g]	253

Class Y
March 31, 2012**	$14.14	.16	(.07)	.09	(.41)	(.31)	(.72)	—	—	$13.51	.65*	$89,751	.31*	.31*	1.17*	96*
September 30, 2011	14.90	.50	.30	.80	(.56)	(1.00)	(1.56)	—	— [b,l]	14.14	5.83	65,227.59		.59	3.47	496
September 30, 2010	14.42	.77	.55	1.32	(.79)	(.05)	(.84)	— [b]	— [b,f]	14.90	9.28	51,845	.61 [g,h]	.61 [g]	5.10 [g]	515
September 30, 2009	12.64	.65	1.78	2.43	(.65)	—	(.65)	— [b]	— [b,j]	14.42	19.97	16,116	.98 [g,i]	.73 [g]	4.99 [g]	604
September 30, 2008	13.13	.77	(.64) [k]	.13	(.62)	—	(.62)	— [b]	—	12.64	.87 [k]	12,740	.71 [g]	.71 [g]	5.76 [g]	271
September 30, 2007	13.00	.60	.11	.71	(.58)	—	(.58)	— [b]	—	13.13	5.64	4,458	.74 [g]	.74 [g]	4.62 [g]	253

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

54	55

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Amount represents less than $0.01 per share.

c Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA roll transactions.

f Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Prudential Securities, Inc., which amounted to less than $0.01 per share outstanding as of March 30, 2010.

g Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2010	0.02%

September 30, 2009	0.05

September 30, 2008	0.01

September 30, 2007	0.01

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.06% of average net assets as of September 30, 2010.

i Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.25% of average net assets as of September 30, 2009.

j Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Bear, Stearns & Co., Inc. and Bear Stearns Securities Corp., which amounted to less than $0.01 per share outstanding as of May 21, 2009.

k Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.02 per share.

l Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 8).

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 3/31/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.

Putnam U.S. Government Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The investment objective of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds), or by only the credit of a federal agency or government-sponsored entity, (e.g., Fannie Mae and Freddie Mac mortgaged-backed bonds) and that have short-to long-term maturities.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from October 1, 2011 through March 31, 2012.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $2,951,100,000 on purchased options contracts for the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $10,174,200,000 on interest rate swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $24,837,938 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $22,012,346 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $22,691,689.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit.

A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The aggregate identified cost on a tax basis is $3,047,653,035, resulting in gross unrealized appreciation and depreciation of $45,877,097 and $29,928,787, respectively, or net unrealized appreciation of $15,948,310.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administration services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Prior to March 1, 2012, investor servicing fees could not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,342 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,233, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, and 0.50% of the average net assets attributable to class A, class C and class R shares, respectively. For class B shares, the annual payment rate will equal the weighted average of (i) 0.85% on the assets of Putnam Limited Duration Government Income Fund attributable to class B shares existing on November 9, 2007; and (ii) 1.00% on all other net assets of Putnam U.S. Government Income Trust attributable to class B shares. For class M shares, the annual payment rate will equal the weighted average of (i) 0.40% on the net assets of Putnam Limited Duration Government Income Fund attributable to class M shares existing on November 9, 2007; and (ii) 0.50% on all other net assets of Putnam U.S. Government Income Trust attributable to class M shares.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $136,336 and $2,360 from the sale of class A and class M shares, respectively, and received $20,823 and $5,014 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $8,266 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $1,064,362,205 and $1,841,845,507, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $21,015,000 and $21,011,016, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums received
Written options outstanding at the
beginning of the reporting period	$3,217,241,848	$147,445,186

Options opened	583,943,000	20,884,207

Options exercised	(621,480,317)	(18,405,739)

Options expired	(1,542,587,545)	(81,559,996)

Options closed	—	—

Written options outstanding at the
end of the reporting period	$1,637,116,986	$68,363,658

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 3/31/12		Year ended 9/30/11

Class A	Shares	Amount	Shares	Amount

Shares sold	9,749,810	$135,248,476	17,979,021	$259,024,121

Shares issued in connection with
reinvestment of distributions	4,010,499	55,276,012	8,007,346	113,493,052

	13,760,309	190,524,488	25,986,367	372,517,173

Shares repurchased	(12,818,975)	(176,892,594)	(22,478,003)	(323,025,942)

Net increase	941,334	$13,631,894	3,508,364	$49,491,231

	Six months ended 3/31/12		Year ended 9/30/11

Class B	Shares	Amount	Shares	Amount

Shares sold	534,622	$7,368,153	780,783	$11,271,764

Shares issued in connection with
reinvestment of distributions	113,591	1,557,643	266,442	3,755,581

	648,213	8,925,796	1,047,225	15,027,345

Shares repurchased	(453,197)	(6,247,833)	(1,816,165)	(26,031,802)

Net increase (decrease)	195,016	$2,677,963	(768,940)	$(11,004,457)

	Six months ended 3/31/12		Year ended 9/30/11

Class C	Shares	Amount	Shares	Amount

Shares sold	2,736,695	$37,696,009	4,188,883	$60,443,258

Shares issued in connection with
reinvestment of distributions	420,130	5,739,132	769,497	10,808,850

	3,156,825	43,435,141	4,958,380	71,252,108

Shares repurchased	(1,668,495)	(22,853,806)	(3,853,943)	(54,798,830)

Net increase	1,488,330	$20,581,335	1,104,437	$16,453,278

	Six months ended 3/31/12		Year ended 9/30/11

Class M	Shares	Amount	Shares	Amount

Shares sold	102,658	$1,435,252	134,280	$1,963,370

Shares issued in connection with
reinvestment of distributions	35,517	490,926	74,256	1,054,429

	138,175	1,926,178	208,536	3,017,799

Shares repurchased	(175,600)	(2,430,938)	(283,083)	(4,079,378)

Net decrease	(37,425)	$(504,760)	(74,547)	$(1,061,579)

	Six months ended 3/31/12		Year ended 9/30/11

Class R	Shares	Amount	Shares	Amount

Shares sold	728,554	$9,993,205	1,489,419	$21,211,024

Shares issued in connection with
reinvestment of distributions	68,144	929,439	89,479	1,257,468

	796,698	10,922,644	1,578,898	22,468,492

Shares repurchased	(410,536)	(5,643,221)	(675,822)	(9,593,944)

Net increase	386,162	$5,279,423	903,076	$12,874,548

	Six months ended 3/31/12		Year ended 9/30/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	3,487,801	$47,937,159	6,253,519	$89,382,169

Shares issued in connection with
reinvestment of distributions	188,933	2,580,522	245,727	3,460,719

	3,676,734	50,517,681	6,499,246	92,842,888

Shares repurchased	(1,647,443)	(22,605,361)	(5,366,715)	(76,351,231)

Net increase	2,029,291	$27,912,320	1,132,531	$16,491,657

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Investments,
	Receivables, Net		Payables,
	assets —		Net assets —
	Unrealized		Unrealized
	appreciation/		appreciation/
Interest rate contracts	(depreciation)	$115,089,797*	(depreciation)	$87,444,242*

Total		$115,089,797		$87,444,242

* Includes cumulative appreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for
as hedging instruments under
ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(21,206,839)	$1,886,858	$(140,090,174)	$(159,410,155)

Total	$(21,206,839)	$1,886,858	$(140,090,174)	$(159,410,155)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for
as hedging instruments under
ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$71,819,614	$(2,362,609)	$78,203,510	$147,660,515

Total	$71,819,614	$(2,362,609)	$78,203,510	$147,660,515

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $13,874 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $278,371,487 and $249,738,997, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $254,079 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $5,150 related to settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011–04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011–04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011–04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011–04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund
The Putnam Fund for Growth and Income	Absolute Return 300 Fund
International Value Fund	Absolute Return 500 Fund
Multi-Cap Value Fund	Absolute Return 700 Fund
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Global Sector	Putnam RetirementReady Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Prior to November 30, 2011, this fund was known as
Putnam Asset Allocation: Balanced Portfolio.	Retirement Income Fund Lifestyle 1
Prior to June 16, 2011, this fund was known as
Dynamic Asset Allocation	Putnam RetirementReady Maturity Fund.
Conservative Fund	Retirement Income Fund Lifestyle 2
Prior to November 30, 2011, this fund was known as	Retirement Income Fund Lifestyle 3
Putnam Asset Allocation: Conservative Portfolio.	Prior to June 16, 2011, this fund was known as
Dynamic Asset Allocation Growth Fund	Putnam Income Strategies Fund.
Prior to November 30, 2011, this fund was known as
Putnam Asset Allocation: Growth Portfolio.
Dynamic Risk Allocation Fund

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Fund information

Founded 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Elizabeth T. Kennan	Mark C. Trenchard
Putnam Investment	Kenneth R. Leibler	Vice President and
Management, LLC	Robert E. Patterson	BSA Compliance Officer
One Post Office Square	George Putnam, III
Boston, MA 02109	Robert L. Reynolds	Robert T. Burns
	W. Thomas Stephens	Vice President and
Investment Sub-Manager		Chief Legal Officer
Putnam Investments Limited	Officers
57–59 St James’s Street	Robert L. Reynolds	James P. Pappas
London, England SW1A 1LD	President	Vice President

Marketing Services	Jonathan S. Horwitz	Judith Cohen
Putnam Retail Management	Executive Vice President,	Vice President, Clerk and
One Post Office Square	Principal Executive	Assistant Treasurer
Boston, MA 02109	Officer, Treasurer and
	Compliance Liaison	Michael Higgins
Custodian		Vice President, Senior Associate
State Street Bank	Steven D. Krichmar	Treasurer and Assistant Clerk
and Trust Company	Vice President and
	Principal Financial Officer	Nancy E. Florek
Legal Counsel		Vice President, Assistant Clerk,
Ropes & Gray LLP	Janet C. Smith	Assistant Treasurer and
	Vice President, Assistant	Proxy Manager
Trustees	Treasurer and Principal
Jameson A. Baxter, Chair	Accounting Officer	Susan G. Malloy
Ravi Akhoury		Vice President and
Barbara M. Baumann	Robert R. Leveille	Assistant Treasurer
Charles B. Curtis	Vice President and
Robert J. Darretta	Chief Compliance Officer
John A. Hill
Paul L. Joskow

This report is for the information of shareholders of Putnam U.S. Government Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

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SA038
273817 5/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 29, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: May 29, 2012